Leases - Summary of information related to operating lease payments (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
Leases.
Operating leases right-of-use assets	¥ 15,816,035	¥ 22,792,474	$ 2,166,788
Current portion of lease liabilities	11,457,877	14,767,840	1,569,723
Non-current portion of lease liabilities	4,222,724	6,700,694	$ 578,511
Total	¥ 15,680,601	¥ 21,468,534
Weighted-average remaining lease term (in years) - operating leases	1 year 4 months 9 days	1 year 9 months 7 days	1 year 4 months 9 days
Weighted-average discount rate - operating leases	4.51%	4.49%	4.51%
Cash paid for operating leases	¥ 13,667,004	¥ 22,841,590
Lease liabilities arising from obtaining right-of-use assets	¥ 18,512,505	¥ 5,247,887